SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In connection with the termination of VF's U.S. qualified defined benefit pension plan, VF approved the transfer of a portion of the terminated plan’s assets to the Plan to fund future non-elective employer contributions to participant accounts in accordance with the terms of the Plan. Subsequent to the Plan’s year end approximately $83.5 million of assets were transferred to the Plan from the terminated pension plan.